New Accounting Pronouncements - IFRS 9 Financial Instruments, Transition impact (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 CLP ($)
New Accounting Pronouncements
Percentage of wholesale and retail financial assets of the whole portfolio of financial assets to be impacted by ECL model	71.50%
Decrease in equity (after taxes) due to transitioning impact to IFRS 9 regarding ECL model, includes the analysis for contingent commitments	$ 27,409
Percentage of remaining financial assets to be impacted by ECL model	28.50%